Condensed Balance Sheets (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Assets
Total assets	$ 695,255	$ 676,002	$ 647,212
Current liabilities:
Accrued expenses and other current liabilities	87,784	75,740	74,677
Total current liabilities	182,756	169,828	163,420
Total liabilities	1,026,051	859,274	706,676
Total shareholders' deficit	(330,796)	(183,272)	(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' deficit	695,255	676,002	647,212
Parent Company Only [Member]
Assets
Investment in subsidiary		(181,474)	(58,293)
Total assets		(181,474)	(58,293)
Current liabilities:
Accrued expenses and other current liabilities		1,798	1,171
Total current liabilities		1,798	1,171
Total liabilities		1,798	1,171
Total shareholders' deficit		(183,272)	(59,464)
Total liabilities and shareholders' deficit		$ (181,474)	$ (58,293)